Borrowings - Current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Current
Bank loans	£ 2,020	£ 1,339
Bonds	2,156	2,209
Commercial paper	206	1,881
Finance leases	64	66
Other loans	1	1
Current portion of non-current borrowings	4,447	5,496	[1]
Non-current
Bank loans	2,384	2,343
Bonds	19,418	20,368
Finance leases	207	242
Other loans	169	189
Non-current portion of non-current borrowings	22,178	23,142	[1]
Total borrowings	£ 26,625	£ 28,638		£ 28,344

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).